Other equity instruments	6 Months Ended
Jun. 30, 2019
Other equity instruments
Other equity instruments

12. Other equity instruments

Other equity instruments of £9,402m (December 2018: £7,595m) include AT1 securities issued to Barclays PLC by Barclays Bank PLC. There have been two issuances to Barclays PLC in the period, $2.0bn 8% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities and £300m 7.125% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities.

The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under CRR. AT1 securities are undated and are repayable, at the option of Barclays Bank PLC, in whole at the initial call date, or on any fifth anniversary after the initial call date. In addition, the AT1 securities are repayable, at the option of Barclays Bank PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any repayments require the prior consent of the PRA.